Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting
Schedule of reportable segments for purposes of assessing performance and reconciliation of total segment gross profit to consolidated net income (loss) before taxes

	For the three months ended June 30,
	2026
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$498.7	$11.8	$70.4	$580.9
Total Revenue	$498.7	$11.8	$70.4	$580.9

Expenses
Costs of sales	$42.5	$—	$3.4	$45.9
Depletion and depreciation	63.4	3.1	17.4	83.9
Segment profit	$392.8	$8.7	$49.6	$451.1

	For the three months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$304.0	$10.2	$52.5	$366.7
Interest revenue	2.7	—	—	2.7
Total Revenue	$306.7	$10.2	$52.5	$369.4

Expenses
Costs of sales	$31.1	$—	$2.4	$33.5
Depletion and depreciation	44.8	2.8	16.2	63.8
Segment profit	$230.8	$7.4	$33.9	$272.1

	For the six months ended June 30,
	2026
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$1,066.8	$35.0	$129.8	$1,231.6
Total Revenue	$1,066.8	$35.0	$129.8	$1,231.6

Expenses and other operating income
Costs of sales	$84.6	$0.1	$7.7	$92.4
Depletion and depreciation	118.2	9.0	34.4	161.6
Gain on buy-back of royalty and stream interests	(63.8)	—	—	(63.8)
Segment profit	$927.8	$25.9	$87.7	$1,041.4

	For the six months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$594.7	$27.0	$110.5	$732.2
Interest revenue	5.6	—	—	5.6
Total Revenue	$600.3	$27.0	$110.5	$737.8

Expenses and other operating income
Costs of sales	$65.1	$—	$6.9	$72.0
Depletion and depreciation	91.9	7.7	32.5	132.1
Segment profit	$443.3	$19.3	$71.1	$533.7

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Segment profit	$451.1	$272.1	$1,041.4	$533.7

Other operating expenses (income)
General and administrative expenses	$7.8	$9.6	$17.0	$19.0
Share-based compensation (recovery) expenses	(3.5)	2.8	2.7	8.5
Impairment reversal(1)	—	(4.1)	-	(4.1)
Loss (gain) on sale of gold and silver bullion(1)	1.0	(42.2)	(2.1)	(49.3)
Corporate depreciation	0.1	0.2	0.3	0.3
Foreign exchange gain and other income	(7.1)	(4.1)	(19.5)	(9.8)
Income before finance items and income taxes	$452.8	$309.9	$1,043.0	$569.1

Finance items
Finance income	$6.8	$6.6	$12.3	$17.7
Finance expenses	(0.7)	(0.8)	(1.5)	(1.5)
Net income before income taxes	$458.9	$315.7	$1,053.8	$585.3
1.	Amounts were attributable to the precious metals reportable segment for the three months ended June 30, 2026 and 2025.